UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President and Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz    Chicago, Illinois      2/7/05
-------------------------   ------------------  ----------------
      (Signature)              (City/State)          (Date)

Report Type (Check only one.):

[   ]     13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number                         Name
------------------                 ---------------------
028-01190                          Frank Russell Company



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             72

Form 13F Information Table Value Total:    $11,356,328
                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

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                                                          FORM 13F INFORMATION TABLE

                                                       INSTITUTIONAL CAPITAL CORPORATION
                                                                    FORM 13F
                                                                   31-Dec-04
                                                                                                            Voting Authority
                                                                                                        --------------------------
                                Title
                                  of                Value     Shares/    Sh/ Put/  Invstmt  Other
Name of Issuer                  class    CUSIP     (x$1000)   Prn Amt    Prn Call  Dscretn Managers     Sole    Shared     None
------------------------------  -----  ---------   --------   --------   --- ----  ------- --------   --------  ------   --------
Allianz AG                       COM     5231485      13,755    103,600  SH         Sole                103,600
Allied Domecq PLC                COM     0729457      11,774  1,194,000  SH         Sole              1,194,000
Altria Group Inc.                COM   02209S103     293,498  4,803,561  SH         Sole              4,486,111            317,450
American International Group     COM   026874107     251,516  3,829,993  SH         Sole              3,517,043            312,950
Archer Daniels Midland Co.       COM   039483102     252,263 11,307,171  SH         Sole             10,405,871            901,300
BASF AG ADR                      COM   055262505      12,402    172,200  SH         Sole                172,200
BP Plc                           COM   055622104      12,115    207,450  SH         Sole                207,450
Banco Popolare Di Verona         COM     7378261       6,761    332,200  SH         Sole                332,200
Bank of America Corp.            COM   060505104     540,118 11,494,313  SH         Sole             10,563,663            930,650
Barclays PLC                     COM     3134865      10,935    970,800  SH         Sole                970,800
Baxter International Inc.        COM   071813109     231,406  6,699,659  SH         Sole              6,118,309            581,350
Beckman Coulter Inc.             COM   075811109      56,272    840,000  SH         Sole                770,550             69,450
BellSouth Corp.                  COM   079860102     264,259  9,509,155  SH         Sole              8,694,005            815,150
CSX Corp.                        COM   126408103      83,719  2,088,800  SH         Sole              1,920,950            167,850
Canadian Pacific Railway Ltd.    COM   13645T100       9,693    281,700  SH         Sole                255,600             26,100
Cendant Corp.                    COM   151313103     408,366 17,466,457  SH         Sole             16,042,907          1,423,550
Citigroup Inc.                   COM   172967101     547,199 11,357,393  SH         Sole             10,425,440            931,953
Clear Channel Communications     COM   184502102     217,981  6,508,846  SH         Sole              5,955,096            553,750
Comcast Corp - CL A              COM   20030N101     370,919 11,145,408  SH         Sole             10,252,496            892,912
ConocoPhillips                   COM   20825C104     340,265  3,918,745  SH         Sole              3,607,894            310,851
Deere & Co.                      COM   244199105     325,362  4,373,143  SH         Sole              4,020,693            352,450
Dillards Inc - CL A              COM   254067101      76,841  2,859,750  SH         Sole              2,620,300            239,450
Dominion Resources Inc.          COM   25746U109     197,229  2,911,552  SH         Sole              2,658,852            252,700
E.ON AG Sponsored ADR            COM   268780103      13,846    152,150  SH         Sole                152,150
ENI SPA Sponsored ADR            COM   26874R108      11,307     89,850  SH         Sole                 89,850
Entergy Corp.                    COM   29364G103     269,203  3,982,879  SH         Sole              3,661,179            321,700
Exxon Mobil Corporation          COM   30231G102     319,882  6,240,384  SH         Sole              5,725,384            515,000
Fortum OYJ                       COM     5579550       8,173    441,100  SH         Sole                441,100
Freeport-McMoran Copper-B        COM   35671D857     156,344  4,089,566  SH         Sole              3,773,616            315,950
Freescale Semiconductor Inc.     COM   35687M206     121,542  6,619,916  SH         Sole              6,077,456            542,460
GUS PLC                          COM     0384704       8,887    492,600  SH         Sole                492,600
General Electric Co.             COM   369604103     284,811  7,803,030  SH         Sole              7,115,680            687,350
GlaxoSmithKline PLC ADR          COM   37733W105     247,800  5,228,944  SH         Sole              4,816,044            412,900
Goldman Sachs Group Inc.         COM   38141G104     230,196  2,212,570  SH         Sole              2,036,070            176,500
Groupe Bruxelles Lambert SA      COM     7097328      14,004    171,850  SH         Sole                171,850
Halliburton Co.                  COM   406216101     123,201  3,139,688  SH         Sole              2,868,438            271,250
ING Groep N V ADR                COM   456837103      14,163    468,200  SH         Sole                468,200
IShares Russell 1000 Value       COM   464287598         367      5,525  SH         Sole                  5,525
International Business Machine   COM   459200101     278,113  2,821,191  SH         Sole              2,585,241            235,950
International Paper              COM   460146103     169,804  4,042,950  SH         Sole              3,702,700            340,250
Investor AB Ord Shrs             COM     5679591      11,194    879,750  SH         Sole                879,750
JPMorgan Chase & Co.             COM   46625H100     403,194 10,335,665  SH         Sole              9,501,515            834,150
Lowes Cos Inc.                   COM   548661107     243,612  4,230,115  SH         Sole              3,891,665            338,450
MCI Inc.                         COM   552691107      35,290  1,750,500  SH         Sole              1,586,050            164,450
Marathon Oil Corp.               COM   565849106     305,616  8,125,916  SH         Sole              7,463,100            662,816
Masco Corp.                      COM   574599106      97,822  2,677,845  SH         Sole              2,452,095            225,750
McDonald's Corp.                 COM   580135101     158,738  4,951,268  SH         Sole              4,524,218            427,050
Microsoft Corp.                  COM   594918104     332,239 12,438,758  SH         Sole             11,443,508            995,250
Morgan Stanley                   COM   617446448     159,002  2,863,860  SH         Sole              2,627,710            236,150
Motorola Inc.                    COM   620076109      57,434  3,339,183  SH         Sole              3,074,533            264,650
Nestle SA Sponsored Reg ADR      COM   641069406       8,706    132,900  SH         Sole                132,900
News Corp Inc - CL A             COM   65248E104     125,741  6,738,550  SH         Sole              6,170,850            567,700
Occidental Petroleum             COM   674599105     197,985  3,392,472  SH         Sole              3,118,322            274,150
Pepsico Inc.                     COM   713448108     150,145  2,876,347  SH         Sole              2,627,877            248,470
Pfizer Inc.                      COM   717081103     142,625  5,304,023  SH         Sole              4,875,073            428,950
Pharmaceutical Holders Trust E   COM   71712A206         342      4,700  SH         Sole                  4,700
Philips Electronics N V          COM   500472303     297,620 11,230,934  SH         Sole             10,340,248            890,686
R R Donnelley & Sons Co          COM   257867101     166,136  4,707,740  SH         Sole              4,330,740            377,000
Royal Bank of Scotland Group O   COM     0754783      13,575    403,100  SH         Sole                403,100
Sanofi-Aventis ADR               COM   80105N105     334,139  8,343,056  SH         Sole              7,696,764            646,292
Siemens AG ADR                   COM   826197501      13,606    160,700  SH         Sole                160,700
St Paul Travelers Cos Inc.       COM   792860108     286,093  7,717,649  SH         Sole              7,065,137            652,512
Staples Inc.                     COM   855030102     126,647  3,756,969  SH         Sole              3,435,969            321,000
Telecom Italia Spa ADR           COM   87927Y102      13,757    336,600  SH         Sole                336,600
Tesco PLC Ord Shrs               COM     0884709      12,242  1,979,300  SH         Sole              1,979,300
Total S.A. ADR                   COM   89151E109      12,967    118,050  SH         Sole                118,050
Tyco International Ltd.          COM   902124106     332,880  9,313,929  SH         Sole              8,551,729            762,200
UBS AG ADR                       COM   H8920M855      12,735    151,900  SH         Sole                151,900
Vivendi Universal SP ADR         COM   92851S204      11,859    369,800  SH         Sole                369,800
WPP Group PLC                    COM     0974042       7,269    660,000  SH         Sole                660,000
Waste Management Inc.            COM   94106L109     199,171  6,652,349  SH         Sole              6,095,199            557,150
Wells Fargo and Co.              COM   949746101     279,656  4,499,688  SH         Sole              4,122,138            377,550

REPORT SUMMARY                   72               11,356,328

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